UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer™ Fund Investor Shares - VEXPX

Explorer™ Fund Admiral™ Shares - VEXRX

Vanguard Explorer™ Fund

Investor Shares (VEXPX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Explorer™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$21,765
Number of Portfolio Holdings	718
Portfolio Turnover Rate	26%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	2.0%
Consumer Discretionary	10.3%
Consumer Staples	2.5%
Energy	4.2%
Financials	11.4%
Health Care	16.6%
Industrials	23.9%
Information Technology	19.9%
Materials	2.4%
Other	0.3%
Real Estate	2.7%
Utilities	1.5%
Other Assets and Liabilities—Net	2.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR24

Vanguard Explorer™ Fund

Admiral™ Shares (VEXRX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Explorer™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$21,765
Number of Portfolio Holdings	718
Portfolio Turnover Rate	26%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	2.0%
Consumer Discretionary	10.3%
Consumer Staples	2.5%
Energy	4.2%
Financials	11.4%
Health Care	16.6%
Industrials	23.9%
Information Technology	19.9%
Materials	2.4%
Other	0.3%
Real Estate	2.7%
Utilities	1.5%
Other Assets and Liabilities—Net	2.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Explorer™ Fund

Contents
Financial Statements	1

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (2.0%)
	New York Times Co. Class A	1,514,422	119,685
	Cinemark Holdings Inc.	2,416,009	71,321
*	Live Nation Entertainment Inc.	301,507	47,620
*	Take-Two Interactive Software Inc.	209,131	44,704
*	Roku Inc.	226,881	26,445
*,1	AST SpaceMobile Inc.	288,990	21,356
*	EchoStar Corp. Class A	170,708	21,021
*	Lumen Technologies Inc.	2,144,703	18,959
*	Cargurus Inc.	432,683	15,776
*	Reddit Inc. Class A	70,604	10,395
	Iridium Communications Inc.	190,364	7,437
*	Yelp Inc.	248,879	6,869
*	Magnite Inc.	431,820	5,534
*	Bandwidth Inc. Class A	138,727	5,107
*	Bumble Inc. Class A	757,947	3,145
*	EverQuote Inc. Class A	182,958	2,638
	Playtika Holding Corp.	643,324	2,351
*	ZipRecruiter Inc. Class A	692,065	2,021
*,1	fuboTV Inc. Class A	102,966	1,269
*	Mediaalpha Inc. Class A	109,501	932
	IDT Corp. Class B	14,504	727
			435,312
Consumer Discretionary (10.3%)
	Somnigroup International Inc.	2,076,893	157,553
*	Burlington Stores Inc.	421,681	134,942
*	Valvoline Inc.	3,758,427	124,893
*	Shake Shack Inc. Class A	1,177,675	120,665
	Dick's Sporting Goods Inc.	524,438	119,006
	Hyatt Hotels Corp. Class A	600,595	100,642
*	Life Time Group Holdings Inc.	3,609,039	96,758
*	YETI Holdings Inc.	2,092,404	82,566
	Levi Strauss & Co. Class A	3,433,793	76,505
*	Champion Homes Inc.	990,849	75,532
	Churchill Downs Inc.	721,756	72,890
	Texas Roadhouse Inc.	435,603	70,128
	Patrick Industries Inc.	704,723	65,539
*	Boot Barn Holdings Inc.	354,825	60,835
*	Five Below Inc.	247,798	58,396
	Installed Building Products Inc.	198,899	57,392
	Wingstop Inc.	348,883	57,238
*	Chewy Inc. Class A	2,072,948	52,694
	Meritage Homes Corp.	677,619	45,631
	Tapestry Inc.	312,921	45,386
*	Ollie's Bargain Outlet Holdings Inc.	499,194	43,185
*	Viking Holdings Ltd.	487,540	39,934
	Tractor Supply Co.	831,246	29,177
*	Dutch Bros Inc. Class A	427,820	24,604
	Academy Sports & Outdoors Inc.	438,847	24,066
*	Sportradar Group AG Class A	1,647,203	21,496
	Travel & Leisure Co.	314,915	20,362
*	Bright Horizons Family Solutions Inc.	227,728	18,471
*	Norwegian Cruise Line Holdings Ltd.	1,009,375	18,350
*	Genius Sports Ltd.	3,811,800	16,620
	Hasbro Inc.	172,912	16,572
	Ralph Lauren Corp.	46,163	16,556
	Domino's Pizza Inc.	48,425	16,436
*	Frontdoor Inc.	237,690	16,313
*	DraftKings Inc. Class A	662,079	15,440
*	Covista Inc.	127,947	14,742

Explorer Fund
		Shares	Market Value• ($000)
	Pool Corp.	62,023	13,231
*	Etsy Inc.	196,078	12,616
*	BJ's Restaurants Inc.	327,062	12,559
*	Revolve Group Inc.	491,984	12,521
*	Deckers Outdoor Corp.	106,472	10,881
*	Brinker International Inc.	71,466	10,880
*	Sonos Inc.	663,121	9,834
	Monarch Casino & Resort Inc.	81,588	9,684
*	Cavco Industries Inc.	17,831	9,040
	Buckle Inc.	160,952	8,951
	Red Rock Resorts Inc. Class A	161,847	8,733
*	Abercrombie & Fitch Co. Class A	100,591	8,585
*	Grand Canyon Education Inc.	39,677	6,708
*	Planet Fitness Inc. Class A	95,670	6,378
*	American Public Education Inc.	95,558	5,557
*,1	Floor & Decor Holdings Inc. Class A	112,056	5,424
*	Warby Parker Inc. Class A	236,726	5,236
*	Fox Factory Holding Corp.	253,520	4,500
*	National Vision Holdings Inc.	184,530	4,285
	Dine Brands Global Inc.	150,130	4,171
	Carriage Services Inc.	80,893	3,972
	LCI Industries	30,692	3,659
	Bloomin' Brands Inc.	566,186	3,454
*	Wayfair Inc. Class A	52,045	3,327
	Upbound Group Inc.	166,132	3,283
*	Stitch Fix Inc. Class A	880,954	3,207
*	Gentherm Inc.	100,935	3,038
	Perdoceo Education Corp.	81,734	2,774
	OneSpaWorld Holdings Ltd.	101,171	2,495
*,1	Light & Wonder Inc.	29,035	2,429
*	Universal Technical Institute Inc.	64,088	2,405
*	Victoria's Secret & Co.	40,597	2,104
*	Genesco Inc.	53,881	1,912
*	Peloton Interactive Inc. Class A	322,735	1,759
*	ThredUP Inc. Class A	400,296	1,717
*	Cava Group Inc.	17,562	1,641
*	Coursera Inc.	270,389	1,609
	Standard Motor Products Inc.	40,577	1,516
*	Sabre Corp.	758,967	1,389
*	Duolingo Inc.	7,836	863
	Wolverine World Wide Inc.	41,664	709
*	Accel Entertainment Inc.	54,073	675
			2,247,226
Consumer Staples (2.5%)
*	US Foods Holding Corp.	1,425,439	133,264
	Casey's General Stores Inc.	126,795	104,244
*	Freshpet Inc.	1,249,353	84,181
*	Performance Food Group Co.	657,514	59,544
*	BJ's Wholesale Club Holdings Inc.	493,243	46,311
	Turning Point Brands Inc.	300,257	24,225
	Coca-Cola Consolidated Inc.	99,154	20,333
*	Sprouts Farmers Market Inc.	227,652	18,633
*	e.l.f. Beauty Inc.	291,092	18,621
	PriceSmart Inc.	67,467	10,587
	Marzetti Co.	48,928	6,374
	WD-40 Co.	27,632	5,802
*	Celsius Holdings Inc.	144,867	4,863
	John B Sanfilippo & Son Inc.	39,124	3,200
*	Herbalife Ltd.	185,642	3,082
	Pilgrim's Pride Corp.	78,240	2,590
*	Darling Ingredients Inc.	39,103	2,512
	J & J Snack Foods Corp.	17,512	1,546
*	Boston Beer Co. Inc. Class A	4,230	1,003
	Natural Grocers by Vitamin Cottage Inc.	33,666	975
*	Niagen Bioscience Inc.	168,651	798
	Dole plc	41,105	624
	Energizer Holdings Inc.	30,153	590
			553,902

Explorer Fund
		Shares	Market Value• ($000)
Energy (4.2%)
	Permian Resources Corp. Class A	9,184,773	198,575
	Viper Energy Inc. Class A	3,754,255	185,385
	Chord Energy Corp.	925,086	134,692
*	Tidewater Inc.	780,685	69,739
	TechnipFMC plc	617,553	46,668
	Cactus Inc. Class A	786,119	43,803
	Expand Energy Corp.	421,348	43,041
	Magnolia Oil & Gas Corp. Class A	1,149,216	34,752
	Solaris Energy Infrastructure Inc.	391,000	28,871
	Archrock Inc.	688,098	26,664
	HF Sinclair Corp.	351,963	23,655
*	Antero Resources Corp.	579,706	22,759
*	Oceaneering International Inc.	526,523	19,766
	Delek US Holdings Inc.	158,007	7,362
	Crescent Energy Co. Class A	509,820	6,857
*	National Energy Services Reunited Corp.	221,733	5,530
*	REX American Resources Corp.	105,347	5,109
*	Par Pacific Holdings Inc.	57,376	3,768
*	PrimeEnergy Resources Corp.	10,033	2,223
*	Sable Offshore Corp.	127,326	1,827
	Riley Exploration Permian Inc.	43,757	1,583
	Dorian LPG Ltd.	38,251	1,475
	VAALCO Energy Inc.	217,663	1,430
*	Gulfport Energy Corp.	6,975	1,343
			916,877
Financials (11.4%)
	Wintrust Financial Corp.	1,204,130	181,306
	UMB Financial Corp.	1,238,218	156,226
	Houlihan Lokey Inc.	969,017	149,955
	HA Sustainable Infrastructure Capital Inc.	3,225,627	135,315
	Ally Financial Inc.	2,807,255	124,614
	Voya Financial Inc.	1,483,182	121,562
	Columbia Banking System Inc.	4,051,217	119,916
	First American Financial Corp.	1,667,200	116,921
	Pinnacle Financial Partners Inc.	1,116,499	110,466
	Assurant Inc.	447,444	105,718
	Southstate Bank Corp.	1,049,759	102,530
	StepStone Group Inc. Class A	1,910,020	101,040
	Piper Sandler Cos.	927,232	80,855
	Morningstar Inc.	444,168	74,936
	FirstCash Holdings Inc.	309,699	67,583
*	Palomar Holdings Inc.	514,227	61,903
	Ryan Specialty Holdings Inc.	1,689,965	58,760
	Evercore Inc. Class A	143,616	46,142
	BGC Group Inc. Class A	3,394,858	38,124
*	Encore Capital Group Inc.	451,976	37,410
	Tradeweb Markets Inc. Class A	279,783	31,685
*	Toast Inc. Class A	1,033,733	29,482
*,1	Shift4 Payments Inc. Class A	607,030	26,879
*	Affirm Holdings Inc.	371,855	23,903
*,1	Bullish	623,634	23,530
	Popular Inc.	154,340	23,202
	Jefferies Financial Group Inc.	463,962	22,372
	Hamilton Lane Inc. Class A	223,834	20,590
	WisdomTree Inc.	1,201,476	20,425
	StoneCo. Ltd. Class A	1,501,079	16,482
	Kinsale Capital Group Inc.	50,304	16,279
	First BanCorp (XNYS)	600,405	14,578
*	NMI Holdings Inc.	374,412	14,493
*	Chime Financial Inc. Class A	574,157	12,551
	Federated Hermes Inc.	215,625	12,526
	Banc of California Inc.	576,781	10,803
*	Enova International Inc.	63,222	10,710
*	Skyward Specialty Insurance Group Inc.	232,326	10,559
*	Remitly Global Inc.	472,828	10,350
	Virtus Investment Partners Inc.	66,714	9,710
*	Slide Insurance Holdings Inc.	452,476	8,439
	Acadian Asset Management Inc.	124,753	8,402

Explorer Fund
		Shares	Market Value• ($000)
	PagSeguro Digital Ltd. Class A	810,731	8,124
*	Figure Technology Solutions Inc. Class A	228,546	8,022
*	Accelerant Holdings Class A	615,831	8,012
	Bank of NT Butterfield & Son Ltd.	142,747	7,915
*	Heritage Insurance Holdings Inc.	268,411	7,870
*	SiriusPoint Ltd.	318,382	7,453
	HCI Group Inc.	45,202	6,942
	Moelis & Co. Class A	85,582	5,573
	Bank of Hawaii Corp.	69,228	5,504
*	Euronet Worldwide Inc.	72,746	5,265
	Universal Insurance Holdings Inc.	130,460	5,170
	EVERTEC Inc.	170,138	5,024
*	Bowhead Specialty Holdings Inc.	145,439	3,459
	XP Inc. Class A	129,388	2,479
	Marex Group plc	39,864	2,127
	Artisan Partners Asset Management Inc. Class A	55,558	2,080
	Northrim BanCorp Inc.	83,064	2,038
*	NerdWallet Inc. Class A	176,809	1,917
*	Upstart Holdings Inc.	50,039	1,580
*	LendingTree Inc.	31,807	1,577
	PROG Holdings Inc.	40,484	1,451
	NBT Bancorp Inc.	31,266	1,366
	Lazard Inc.	18,869	915
	TPG Inc.	18,590	811
*	Marqeta Inc. Class A	155,964	677
			2,472,583
Health Care (16.6%)
	Bio-Techne Corp.	2,382,713	131,812
*	ICON plc	997,180	117,996
	Encompass Health Corp.	1,006,501	100,650
*	Bridgebio Pharma Inc.	1,391,279	98,934
*	Insmed Inc.	705,654	96,202
*	Doximity Inc. Class A	3,834,775	93,722
*	Ionis Pharmaceuticals Inc.	1,195,911	89,406
*	Medpace Holdings Inc.	213,349	89,321
*	Madrigal Pharmaceuticals Inc.	168,033	86,939
*	Revolution Medicines Inc.	534,794	77,074
*	Axsome Therapeutics Inc.	365,433	75,919
*	Exelixis Inc.	1,572,652	69,920
*	Natera Inc.	332,355	68,518
*	Option Care Health Inc.	2,978,485	60,553
*	Neurocrine Biosciences Inc.	454,544	59,850
*	Ligand Pharmaceuticals Inc.	260,339	59,735
*	IRhythm Holdings Inc.	458,646	59,239
*	Veracyte Inc.	1,769,829	58,263
*	Roivant Sciences Ltd.	2,001,232	57,095
*	Halozyme Therapeutics Inc.	882,573	56,185
*	Globus Medical Inc. Class A	605,764	54,628
*	Insulet Corp.	309,601	53,295
*	Travere Therapeutics Inc.	1,229,353	51,780
*	Kymera Therapeutics Inc.	635,592	51,527
*	Ascendis Pharma A/S	214,582	49,221
*	Ultragenyx Pharmaceutical Inc.	1,906,644	47,075
	QIAGEN NV	1,315,319	45,484
*	Nuvalent Inc. Class A	439,847	44,108
*	TG Therapeutics Inc.	1,303,280	44,025
*	Apogee Therapeutics Inc.	530,576	43,979
*	Cytokinetics Inc.	684,813	43,807
*	Celldex Therapeutics Inc.	1,328,705	43,688
*	Crinetics Pharmaceuticals Inc.	1,119,672	43,421
	Ensign Group Inc.	230,791	43,086
*	Charles River Laboratories International Inc.	250,000	41,742
*	Repligen Corp.	338,189	40,011
*	BioMarin Pharmaceutical Inc.	716,403	38,621
*	Tenet Healthcare Corp.	210,465	37,278
*	Dexcom Inc.	603,090	35,914
*	Supernus Pharmaceuticals Inc.	725,402	34,819
*	HealthEquity Inc.	413,178	33,893
*	RadNet Inc.	594,578	33,623

Explorer Fund
		Shares	Market Value• ($000)
*	Protagonist Therapeutics Inc.	332,600	32,917
*	Glaukos Corp.	227,554	32,693
	ResMed Inc.	151,315	32,353
*	Rhythm Pharmaceuticals Inc.	377,615	30,723
*	IDEXX Laboratories Inc.	52,397	29,384
*	Illumina Inc.	227,020	28,772
*	Axogen Inc.	580,595	25,082
*	Structure Therapeutics Inc. ADR	577,223	23,926
*	Vaxcyte Inc.	413,100	23,646
*	Hinge Health Inc. Class A	529,543	23,618
*	Tandem Diabetes Care Inc.	1,158,065	22,611
*	Arrowhead Pharmaceuticals Inc.	280,858	20,637
*,1	Penumbra Inc.	58,951	19,246
*	Mirum Pharmaceuticals Inc.	190,154	18,504
*	CG oncology Inc.	257,600	17,192
*	Waystar Holding Corp.	762,108	16,290
*	Geron Corp. (XNGS)	10,174,592	15,669
*	Merit Medical Systems Inc.	223,607	15,246
	STERIS plc	65,780	14,266
*	Alignment Healthcare Inc.	625,060	14,089
*	Viking Therapeutics Inc.	444,125	13,848
*	Scholar Rock Holding Corp.	287,800	13,414
*	Arcutis Biotherapeutics Inc.	561,183	13,031
*	Cooper Cos. Inc.	206,053	12,961
*	Azenta Inc.	525,809	12,919
*	Indivior Pharmaceuticals Inc.	347,217	12,771
*	Definium Therapeutics Inc.	562,558	12,309
*	BioCryst Pharmaceuticals Inc.	1,341,254	12,286
*	Praxis Precision Medicines Inc.	38,250	12,195
*	Guardant Health Inc.	139,858	12,179
*	Jazz Pharmaceuticals plc	59,681	12,116
*	ACADIA Pharmaceuticals Inc.	524,179	11,768
*	TransMedics Group Inc.	116,163	11,708
*	Arcus Biosciences Inc.	452,833	11,547
*	Amneal Pharmaceuticals Inc.	880,942	11,338
*	LivaNova plc	182,866	10,990
*	Inspire Medical Systems Inc.	182,216	10,230
*	Novocure Ltd.	640,814	9,747
*	Ardelyx Inc.	1,508,019	9,546
*	Viridian Therapeutics Inc.	706,724	9,527
*	Phreesia Inc.	1,028,082	9,469
*	Privia Health Group Inc.	375,523	9,332
*	Haemonetics Corp.	155,199	9,326
*	AtriCure Inc.	325,248	9,143
*	Arvinas Inc.	896,372	8,874
*	Certara Inc.	1,409,954	8,643
*	Syndax Pharmaceuticals Inc.	389,777	8,353
*,1	Recursion Pharmaceuticals Inc. Class A	2,340,373	8,098
*	LifeStance Health Group Inc.	1,055,274	7,988
*	Veeva Systems Inc. Class A	48,445	7,556
*	Sarepta Therapeutics Inc.	329,261	6,875
*	Prothena Corp. plc	617,222	6,826
*	Castle Biosciences Inc.	275,891	6,757
*	Ironwood Pharmaceuticals Inc.	1,632,083	6,732
*	10X Genomics Inc. Class A	303,594	6,694
*,1	Hims & Hers Health Inc.	239,057	6,495
*	AnaptysBio Inc.	98,262	6,459
*	Beam Therapeutics Inc.	196,215	5,951
*	Cogent Biosciences Inc.	165,777	5,933
*	Puma Biotechnology Inc.	777,390	5,838
*	ADMA Biologics Inc.	550,063	5,638
*,1	Lumexa Imaging Holdings Inc.	582,029	5,570
*	PTC Therapeutics Inc.	83,669	5,443
*	Progyny Inc.	291,539	5,417
*	Legend Biotech Corp. ADR	219,007	5,151
*	Adaptive Biotechnologies Corp.	363,425	5,124
*	Rocket Pharmaceuticals Inc.	1,422,630	4,951
*	BrightSpring Health Services Inc.	101,190	4,854
*	Xencor Inc.	402,106	4,797
*	Teladoc Health Inc.	775,333	4,698

Explorer Fund
		Shares	Market Value• ($000)
*	Janux Therapeutics Inc.	326,362	4,690
*	Biohaven Ltd.	485,893	4,660
*	Agios Pharmaceuticals Inc.	166,336	4,657
*	Dyne Therapeutics Inc.	261,062	4,582
*	Brookdale Senior Living Inc.	313,530	4,502
*	Vir Biotechnology Inc.	409,998	4,188
	Stevanato Group SpA	225,862	3,840
*	Corcept Therapeutics Inc.	81,601	3,796
*	Schrodinger Inc.	315,620	3,775
*	Catalyst Pharmaceuticals Inc.	129,957	3,656
*	Mineralys Therapeutics Inc.	130,308	3,473
*	CareDx Inc.	164,266	3,418
	LeMaitre Vascular Inc.	31,068	3,410
*	Altimmune Inc.	1,213,513	3,155
*	Xeris Biopharma Holdings Inc.	490,039	3,001
*	Pediatrix Medical Group Inc.	126,346	2,844
*	Lantheus Holdings Inc.	33,573	2,841
*	Aveanna Healthcare Holdings Inc.	430,569	2,816
*	NeoGenomics Inc.	296,198	2,743
*	Tempus AI Inc. Class A	49,330	2,737
*,1	ImmunityBio Inc.	370,147	2,628
*	Alkermes plc	75,284	2,538
*	Tactile Systems Technology Inc.	108,595	2,500
*,1	Arcturus Therapeutics Holdings Inc.	285,663	2,462
*	Omnicell Inc.	58,953	2,442
*	Taysha Gene Therapies Inc.	374,723	2,394
*	Rezolute Inc.	741,500	2,373
*	First Tracks Biotherapeutics Inc.	98,262	2,287
*	Community Health Systems Inc.	768,760	2,183
*	Kura Oncology Inc.	245,051	2,164
*	Capricor Therapeutics Inc.	62,426	2,096
*	Keros Therapeutics Inc.	171,150	1,903
*	Voyager Therapeutics Inc.	457,063	1,705
*	Vera Therapeutics Inc.	47,122	1,678
*	Verastem Inc.	305,539	1,668
*	Esperion Therapeutics Inc.	829,785	1,660
*	Enanta Pharmaceuticals Inc.	119,191	1,656
*	Accendra Health Inc.	427,424	1,586
*	Artivion Inc.	43,233	1,549
	HealthStream Inc.	71,509	1,485
*	Pacira BioSciences Inc.	56,723	1,446
*	Alector Inc.	595,341	1,411
*	Xenon Pharmaceuticals Inc.	25,035	1,403
*	Zevra Therapeutics Inc.	137,128	1,395
*	Bioventus Inc. Class A	140,343	1,385
*	CorVel Corp.	23,911	1,374
	Phibro Animal Health Corp. Class A	25,773	1,371
	Embecta Corp.	146,125	1,337
*	Ginkgo Bioworks Holdings Inc.	152,992	1,294
	CONMED Corp.	35,155	1,289
*	Phathom Pharmaceuticals Inc.	113,018	1,266
*	Harmony Biosciences Holdings Inc.	39,133	1,223
*	Organogenesis Holdings Inc.	492,497	1,157
*	Agenus Inc.	290,646	1,136
*	Amylyx Pharmaceuticals Inc.	64,632	1,034
*	Omada Health Inc.	70,923	1,034
*	Kiniksa Pharmaceuticals International plc	19,073	1,026
*	ClearPoint Neuro Inc.	89,224	997
	iRadimed Corp.	11,870	990
*	Ocular Therapeutix Inc.	98,729	925
*	Pennant Group Inc.	28,856	904
*	CytomX Therapeutics Inc.	193,442	816
*	Inmode Ltd.	55,713	806
*	SI-BONE Inc.	63,144	782
*	Immunome Inc.	33,396	766
	Mesa Laboratories Inc.	7,490	749
*	Joint Corp.	81,335	721
*	Codexis Inc.	237,927	671
	Chemed Corp.	1,515	644
*	MacroGenics Inc.	178,139	549

Explorer Fund
		Shares	Market Value• ($000)
*	Aldeyra Therapeutics Inc.	331,506	504
*	OptimizeRx Corp.	78,924	492
*	Pulmonx Corp.	383,092	490
*,1,2	Cartesian Therapeutics Inc. CVR	528,838	95
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
*,2	Carisma Therapeutics Inc. CVR	1,476,709	—
			3,605,860
Industrials (23.9%)
*	Bloom Energy Corp. Class A	1,133,668	321,236
	Comfort Systems USA Inc.	140,662	258,853
*	RBC Bearings Inc.	295,229	176,869
	Primoris Services Corp.	972,378	176,146
*	Kirby Corp.	1,146,565	172,604
*	Clean Harbors Inc.	536,644	167,798
	BWX Technologies Inc.	768,974	166,398
	Applied Industrial Technologies Inc.	540,315	165,201
	AAON Inc.	1,722,784	160,753
	Ryder System Inc.	622,266	157,912
	WESCO International Inc.	403,188	140,761
*	Nextpower Inc. Class A	1,176,740	140,185
	GATX Corp.	560,063	109,728
*	StandardAero Inc.	4,389,739	109,129
*	XPO Inc.	486,439	107,080
	Rush Enterprises Inc. Class A	1,393,527	103,163
*	Rocket Lab Corp.	1,243,801	102,626
*	API Group Corp.	2,218,601	101,434
	AerCap Holdings NV	698,513	99,336
	Acuity Inc.	331,767	96,136
	FTAI Aviation Ltd.	357,165	89,173
	Advanced Drainage Systems Inc.	573,880	85,652
	Korn Ferry	1,254,505	83,349
*	Kratos Defense & Security Solutions Inc.	1,273,241	80,278
	Vertiv Holdings Co. Class A	203,811	66,950
	Boise Cascade Co.	794,424	62,974
*	Legence Corp. Class A	659,766	57,373
*	Karman Holdings Inc.	803,317	54,610
*	Generac Holdings Inc.	210,360	54,532
*	Modine Manufacturing Co.	204,521	52,077
	HEICO Corp. Class A	229,254	47,919
	EMCOR Group Inc.	50,421	44,959
*	GXO Logistics Inc.	762,515	43,562
	Leonardo DRS Inc.	1,064,700	43,259
*	AeroVironment Inc.	216,078	42,140
	Verisk Analytics Inc.	218,288	40,272
*	Construction Partners Inc. Class A	315,400	39,002
	WillScot Holdings Corp.	1,722,560	38,999
*	SPX Technologies Inc.	175,870	38,500
*	Saia Inc.	85,049	38,172
	Hubbell Inc.	68,401	34,759
	Rockwell Automation Inc.	83,990	34,344
	JB Hunt Transport Services Inc.	135,542	34,093
	Maximus Inc.	510,689	33,511
	Regal Rexnord Corp.	154,737	33,273
	Federal Signal Corp.	253,029	31,155
*	SiteOne Landscape Supply Inc.	246,579	31,081
*	MYR Group Inc.	73,453	29,735
*	Axon Enterprise Inc.	71,127	28,576
*	Sterling Infrastructure Inc.	55,269	28,498
*	Trex Co. Inc.	727,000	28,498
	Curtiss-Wright Corp.	38,812	27,952
	RB Global Inc. (XTSE)	256,014	26,702
	EnerSys	116,174	24,775
	Moog Inc. Class A	80,782	24,340
	Powell Industries Inc.	87,325	24,213
*	Casella Waste Systems Inc. Class A	288,918	22,897
*	American Superconductor Corp.	424,487	22,727
*	Arxis Inc. Class A	629,127	22,019
	Watts Water Technologies Inc. Class A	70,804	21,253

Explorer Fund
		Shares	Market Value• ($000)
	Griffon Corp.	229,383	20,913
*	Forgent Power Solutions Inc.	555,718	20,906
*	Cimpress plc	236,011	20,878
	Sensata Technologies Holding plc	484,549	20,177
*,1	York Space Systems Inc.	510,726	16,936
*,1	EquipmentShare.com Inc. Class A	805,999	16,922
	Argan Inc.	24,439	16,374
	VSE Corp.	94,900	16,292
*	Vicor Corp.	59,875	16,123
*	Xometry Inc. Class A	310,736	15,931
	ESCO Technologies Inc.	49,105	15,908
	Mueller Water Products Inc. Class A	537,154	14,981
	Carpenter Technology Corp.	32,130	13,758
*	Paylocity Holding Corp.	128,149	13,518
	JBT Marel Corp.	106,236	12,546
	TriNet Group Inc.	259,365	11,874
	Allison Transmission Holdings Inc.	87,825	11,799
*	Willdan Group Inc.	138,584	10,532
*	Planet Labs PBC	278,043	10,279
*	Kornit Digital Ltd.	608,972	9,628
*	DXP Enterprises Inc.	55,486	9,474
	Interface Inc.	326,322	9,098
	Exponent Inc.	122,332	8,183
*	CoreCivic Inc.	389,487	7,969
*	Alaska Air Group Inc.	188,256	7,363
*	Astronics Corp.	98,701	7,047
*	Allegiant Travel Co.	91,877	6,950
	AZZ Inc.	45,419	6,497
*	Blue Bird Corp.	100,493	6,443
*	V2X Inc.	93,678	6,352
	Timken Co.	56,053	6,216
*	Legalzoom.com Inc.	961,914	6,204
*	Healthcare Services Group Inc.	255,429	5,469
	Donaldson Co. Inc.	61,745	5,444
	Landstar System Inc.	28,918	5,323
*	Dycom Industries Inc.	12,216	5,059
*	Lyft Inc. Class A	331,476	4,690
	Trinity Industries Inc.	138,196	4,507
	MSA Safety Inc.	27,079	4,506
	Enpro Inc.	15,085	4,398
*	Upwork Inc.	404,860	4,190
	Allient Inc.	54,701	4,167
	McGrath RentCorp.	34,151	3,775
*	Liquidity Services Inc.	102,329	3,648
	CRA International Inc.	22,005	3,465
	Zurn Elkay Water Solutions Corp.	65,788	3,418
*	RXO Inc.	157,174	3,139
*	Amprius Technologies Inc.	144,189	3,037
	Pitney Bowes Inc.	196,374	3,036
*,1	Intuitive Machines Inc.	116,745	2,959
	Costamare Inc.	176,445	2,933
*	Shoals Technologies Group Inc. Class A	353,249	2,805
*	Energy Recovery Inc.	227,543	2,519
*	Eos Energy Enterprises Inc.	355,292	2,380
*	Innodata Inc.	55,901	2,361
	Enerpac Tool Group Corp.	67,232	2,360
*	Array Technologies Inc.	295,380	2,286
*	ExlService Holdings Inc.	70,170	2,237
*	Satellogic Inc. Class A	334,631	2,162
	Park Aerospace Corp.	55,574	1,882
	Genpact Ltd.	45,902	1,595
	Tetra Tech Inc.	42,059	1,359
*,1	Red Cat Holdings Inc.	114,632	1,343
	Kforce Inc.	27,322	1,235
	Douglas Dynamics Inc.	25,621	1,182
*	Graham Corp.	10,782	1,026
*	Gibraltar Industries Inc.	25,238	985
*	Franklin Covey Co.	32,242	684
	Barrett Business Services Inc.	19,935	629
*	IBEX Holdings Ltd.	18,504	513

Explorer Fund
		Shares	Market Value• ($000)
	Insteel Industries Inc.	17,399	456
			5,204,734
Information Technology (19.9%)
*	Credo Technology Group Holding Ltd.	1,842,094	320,543
*	Fabrinet	307,413	210,108
*	MACOM Technology Solutions Holdings Inc.	726,132	204,486
*	Guidewire Software Inc.	1,392,440	192,700
*	Sandisk Corp.	168,137	184,364
*	Lattice Semiconductor Corp.	1,118,448	136,764
*	Everpure Inc. Class A	1,788,273	127,772
*	Procore Technologies Inc.	2,233,521	126,373
*	Unity Software Inc.	4,609,431	121,781
	Littelfuse Inc.	287,863	116,346
	Power Integrations Inc.	1,566,967	113,934
*	Coherent Corp.	346,693	110,841
*	Klaviyo Inc. Class A	5,400,278	108,492
*	Tower Semiconductor Ltd.	458,782	101,414
*	Viavi Solutions Inc.	1,889,002	98,984
*	Teledyne Technologies Inc.	143,130	92,441
*	DigitalOcean Holdings Inc.	952,175	91,818
*	Cirrus Logic Inc.	558,924	91,149
*	Rambus Inc.	741,212	85,321
*	Dynatrace Inc.	2,345,313	84,924
*	Onto Innovation Inc.	286,210	84,449
*	Astera Labs Inc.	359,817	70,071
*	Rubrik Inc. Class A	1,192,625	63,424
*	Allegro MicroSystems Inc.	1,283,947	62,271
*	Manhattan Associates Inc.	418,169	57,661
*	Ciena Corp.	92,078	48,579
*	MaxLinear Inc.	650,651	46,034
	Pegasystems Inc.	1,192,547	43,588
	Clear Secure Inc. Class A	748,623	39,969
*	SentinelOne Inc. Class A	2,792,919	39,548
	Jabil Inc.	114,964	38,799
*	Ambarella Inc.	498,308	34,284
*	Extreme Networks Inc.	1,414,320	31,242
*,1	Wix.com Ltd.	409,490	30,585
	Microchip Technology Inc.	322,464	29,960
	Cognex Corp.	500,207	27,766
*	Varonis Systems Inc.	1,033,940	27,193
*	Tyler Technologies Inc.	77,649	26,489
*	SiTime Corp.	45,675	25,676
*	JFrog Ltd.	528,455	24,541
*,1	IonQ Inc.	531,443	23,979
*	Trimble Inc.	343,559	23,128
*	GLOBALFOUNDRIES Inc.	335,451	21,670
	Advanced Energy Industries Inc.	56,432	21,665
*	Okta Inc.	294,135	21,663
*	ON Semiconductor Corp.	212,916	21,464
*	nCino Inc.	1,168,129	20,419
*	Zeta Global Holdings Corp. Class A	1,003,057	18,476
*,1	SailPoint Inc.	1,600,003	18,272
*	MongoDB Inc.	71,618	17,964
*	Nutanix Inc. Class A	432,369	17,680
*	PTC Inc.	128,154	17,467
*	Commvault Systems Inc.	174,261	17,231
*	Ultra Clean Holdings Inc.	215,200	16,818
*	Teradata Corp.	627,057	16,523
*	Sanmina Corp.	74,449	16,216
*	Braze Inc. Class A	721,931	15,904
*	Semtech Corp.	151,328	15,897
*	Elastic NV	328,028	15,230
*	nLight Inc.	198,620	13,874
	Entegris Inc.	94,381	13,344
*	Mirion Technologies Inc.	670,005	13,233
*	Applied Optoelectronics Inc.	74,327	12,216
*	FormFactor Inc.	89,340	12,144
*	Workiva Inc.	224,930	12,029
*	Alkami Technology Inc.	733,463	11,574

Explorer Fund
		Shares	Market Value• ($000)
*	Five9 Inc.	647,433	11,136
	MKS Inc.	38,814	11,013
*	Tenable Holdings Inc.	522,363	10,912
*	Applied Digital Corp.	309,512	10,601
*	Appian Corp. Class A	499,912	10,393
*	ADTRAN Holdings Inc.	569,720	10,078
*	Penguin Solutions Inc.	316,746	9,632
*	Netskope Inc. Class A	960,700	9,569
*	Rigetti Computing Inc.	546,193	9,531
*	D-Wave Quantum Inc.	451,512	9,157
*	Calix Inc.	207,136	9,023
*	Terawulf Inc.	401,205	8,718
	A10 Networks Inc.	294,337	7,853
	RingCentral Inc. Class A	194,932	7,840
*	Lumentum Holdings Inc.	8,491	7,662
*	Aurora Innovation Inc.	1,226,493	7,212
*	Arlo Technologies Inc.	512,620	7,202
*	Cellebrite DI Ltd.	530,566	6,897
*	AvePoint Inc.	701,582	6,840
*	Harmonic Inc.	581,449	6,646
*	Gitlab Inc. Class A	274,755	6,083
*	Sprout Social Inc. Class A	993,497	5,961
*	Evolv Technologies Holdings Inc.	776,818	5,593
*	Asana Inc. Class A	859,961	5,435
*	ServiceTitan Inc. Class A	82,650	4,914
*	PagerDuty Inc.	736,316	4,897
*	AppLovin Corp. Class A	10,896	4,863
*	Q2 Holdings Inc.	95,369	4,840
*	CEVA Inc.	156,329	4,774
	Kulicke & Soffa Industries Inc.	53,755	4,596
*	N-able Inc.	875,827	4,537
*	Plexus Corp.	16,494	4,133
*	Intapp Inc.	174,371	3,915
*,1	Quantum Computing Inc.	423,243	3,818
*	Core Scientific Inc.	182,362	3,647
*	Kyndryl Holdings Inc.	262,544	3,628
*	eGain Corp.	440,680	3,332
*	Commerce.com Inc.	1,097,342	3,105
*	Freshworks Inc. Class A	371,937	3,035
*	Enphase Energy Inc.	85,492	2,818
*	Rapid7 Inc.	463,119	2,732
*	Yext Inc.	688,091	2,656
*	LiveRamp Holdings Inc.	86,159	2,518
*	8x8 Inc.	1,265,102	2,429
	Amkor Technology Inc.	33,599	2,344
*,1	SoundHound AI Inc. Class A	282,422	2,248
*	Domo Inc. Class B	608,484	2,166
*	Ouster Inc.	80,230	2,163
*	Qualys Inc.	21,454	1,865
*	PDF Solutions Inc.	43,265	1,854
*	Arteris Inc.	60,497	1,752
*	Progress Software Corp.	58,277	1,623
*	Ambiq Micro Inc.	41,432	1,553
*	Impinj Inc.	10,462	1,516
*,1	Bitdeer Technologies Group Class A	134,094	1,514
*	Corsair Gaming Inc.	212,625	1,444
*	Itron Inc.	17,190	1,441
*	Alarm.com Holdings Inc.	31,214	1,386
*	Turtle Beach Corp.	111,799	1,288
*	Pagaya Technologies Ltd. Class A	84,612	1,175
*,1	Rackspace Technology Inc.	796,480	1,163
*	Alpha & Omega Semiconductor Ltd.	26,248	1,140
*	Insight Enterprises Inc.	14,911	1,087
*	inTEST Corp.	58,088	1,086
	OneSpan Inc.	80,573	933
*	Digital Turbine Inc.	248,579	877
*	Weave Communications Inc.	156,920	770
	InterDigital Inc.	2,206	654
*	Viant Technology Inc. Class A	48,966	532

Explorer Fund
		Shares	Market Value• ($000)
*	Upland Software Inc.	233,415	146
			4,330,658
Materials (2.4%)
	Methanex Corp.	2,079,003	136,258
	Cabot Corp.	1,307,861	100,653
*	James Hardie Industries plc	4,600,545	96,565
	Element Solutions Inc.	659,700	28,097
	Balchem Corp.	169,507	27,396
*	Constellium SE	771,875	24,144
	Kaiser Aluminum Corp.	127,361	21,706
	United States Lime & Minerals Inc.	187,694	20,209
	Solstice Advanced Materials Inc.	240,000	19,668
*	Century Aluminum Co.	216,895	12,892
*	Coeur Mining Inc.	657,824	11,821
	Chemours Co.	176,879	4,767
	Eagle Materials Inc.	21,188	4,452
	Hecla Mining Co.	226,292	4,078
	Innospec Inc.	44,147	3,367
*	O-I Glass Inc.	303,460	2,764
*	Compass Minerals International Inc.	94,665	2,528
*	Ingevity Corp.	29,698	2,263
	Myers Industries Inc.	105,208	2,168
*	USA Rare Earth Inc.	35,144	913
	Orion SA	112,449	846
			527,555
Other (0.3%)
[3]	Vanguard Small-Cap ETF	225,975	64,265
Real Estate (2.7%)
	CareTrust REIT Inc.	3,194,279	126,014
	Phillips Edison & Co. Inc.	2,982,447	119,790
	Rexford Industrial Realty Inc.	2,731,625	98,038
	Essential Properties Realty Trust Inc.	2,882,010	90,582
	American Healthcare REIT Inc.	1,129,901	57,376
*	Jones Lang LaSalle Inc.	58,735	18,685
*	CoStar Group Inc.	457,572	15,837
	Colliers International Group Inc.	147,648	15,441
	Outfront Media Inc.	421,984	13,018
	Xenia Hotels & Resorts Inc.	756,137	12,302
	DiamondRock Hospitality Co.	1,202,352	12,264
	Tanger Inc.	155,559	5,768
	Sunstone Hotel Investors Inc.	344,403	3,382
*	Compass Inc. Class A	366,178	2,772
	Gladstone Commercial Corp.	103,725	1,308
	RMR Group Inc. Class A	56,973	1,015
	St. Joe Co.	10,016	647
			594,239
Utilities (1.5%)
	NiSource Inc.	2,467,926	119,152
	IDACORP Inc.	750,943	110,944
	ONE Gas Inc.	841,494	75,078
	American States Water Co.	94,398	7,107
*	Hallador Energy Co.	94,534	1,468
	MGE Energy Inc.	9,849	790
			314,539
Total Common Stocks (Cost $14,991,970)			21,267,750
Temporary Cash Investments (2.7%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.685%	4,855,703	485,522
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Deutsche Bank Securities, Inc. 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $18,602, collateralized by U.S. Treasury Obligations 4.500%, 11/15/2054, with a value of $18,972)	18,600	18,600

Explorer Fund
	Face Amount ($000)	Market Value• ($000)
HSBC Bank USA 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $88,409, collateralized by U.S. Government Agency Obligations 1.500%–7.500%, 2/1/2031–5/1/2056, with a value of $90,168)	88,400	88,400
		107,000
Total Temporary Cash Investments (Cost $592,509)		592,522
Total Investments (100.4%) (Cost $15,584,479)		21,860,272
Other Assets and Liabilities—Net (-0.4%)		(95,227)
Net Assets (100%)		21,765,045
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $123,424.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $124,934 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	1,468	206,093	5,324

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $15,067,458)	21,310,485
Affiliated Issuers (Cost $517,021)	549,787
Total Investments in Securities	21,860,272
Investment in Vanguard	473
Cash	549
Cash Collateral Pledged—Futures Contracts	16,038
Receivables for Investment Securities Sold	27,143
Receivables for Accrued Income	6,814
Receivables for Capital Shares Issued	3,381
Variation Margin Receivable—Futures Contracts	4,518
Total Assets	21,919,188
Liabilities
Payables for Investment Securities Purchased	10,307
Collateral for Securities on Loan	124,934
Payables to Investment Advisor	6,890
Payables for Capital Shares Redeemed	10,675
Payables to Vanguard	1,337
Total Liabilities	154,143
Net Assets	21,765,045
1 Includes $123,424 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	14,535,589
Total Distributable Earnings (Loss)	7,229,456
Net Assets	21,765,045

Investor Shares—Net Assets
Applicable to 16,370,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,084,852
Net Asset Value Per Share—Investor Shares	$127.35

Admiral™ Shares—Net Assets
Applicable to 166,237,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,680,193
Net Asset Value Per Share—Admiral Shares	$118.39

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	78,479
Dividends—Affiliated Issuers	1,874
Interest—Unaffiliated Issuers	1,885
Interest—Affiliated Issuers	5,061
Securities Lending—Net	838
Total Income	88,137
Expenses
Investment Advisory Fees—Note B
Basic Fee	16,704
Performance Adjustment	(2,838)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,333
Management and Administrative—Admiral Shares	11,767
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Admiral Shares	414
Custodian Fees	42
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—Admiral Shares	134
Trustees’ Fees and Expenses	5
Other Expenses	53
Total Expenses	28,710
Expenses Paid Indirectly	(20)
Net Expenses	28,690
Net Investment Income	59,447
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	979,116
Investment Securities Sold—Affiliated Issuers	50,976
Futures Contracts	7,231
Realized Net Gain (Loss)	1,037,323
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,250,699
Investment Securities—Affiliated Issuers	(23,670)
Futures Contracts	7,327
Change in Unrealized Appreciation (Depreciation)	1,234,356
Net Increase (Decrease) in Net Assets Resulting from Operations	2,331,126
1	Dividends are net of foreign withholding taxes of $112.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,447	114,470
Realized Net Gain (Loss)	1,037,323	1,440,690
Change in Unrealized Appreciation (Depreciation)	1,234,356	(118,530)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,331,126	1,436,630
Distributions
Investor Shares	(138,765)	(193,539)
Admiral Shares	(1,290,011)	(1,182,252)
Total Distributions	(1,428,776)	(1,375,791)
Capital Share Transactions
Investor Shares	(127,307)	(938,928)
Admiral Shares	445,188	(556,995)
Net Increase (Decrease) from Capital Share Transactions	317,881	(1,495,923)
Total Increase (Decrease)	1,220,231	(1,435,084)
Net Assets
Beginning of Period	20,544,814	21,979,898
End of Period	21,765,045	20,544,814

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$122.25	$120.89	$92.60	$99.70	$151.47	$110.44
Investment Operations
Net Investment Income[1]	.287	.516	.535	.563	.349	.206
Net Realized and Unrealized Gain (Loss) on Investments	13.290	8.321	28.636	(2.910)	(31.635)	49.372
Total from Investment Operations	13.577	8.837	29.171	(2.347)	(31.286)	49.578
Distributions
Dividends from Net Investment Income	(.519)	(.487)	(.579)	(.360)	(.278)	(.158)
Distributions from Realized Capital Gains	(7.958)	(6.990)	(.302)	(4.393)	(20.206)	(8.390)
Total Distributions	(8.477)	(7.477)	(.881)	(4.753)	(20.484)	(8.548)
Net Asset Value, End of Period	$127.35	$122.25	$120.89	$92.60	$99.70	$151.47
Total Return[2]	11.71%	7.70%	31.61%	-2.33%	-23.09%	46.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,085	$2,127	$3,172	$2,637	$2,894	$4,074
Ratio of Total Expenses to Average Net Assets[3]	0.38%[4]	0.39%[4]	0.44%[5]	0.45%[4]	0.45%[4]	0.40%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.45%	0.47%	0.56%	0.31%	0.15%
Portfolio Turnover Rate	26%	51%	35%	40%	44%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.03%, 0.04%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.38%, 0.39%, 0.45%, and 0.45%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.44%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$113.74	$112.49	$86.15	$92.79	$141.02	$102.82
Investment Operations
Net Investment Income[1]	.328	.605	.614	.625	.437	.321
Net Realized and Unrealized Gain (Loss) on Investments	12.366	7.734	26.647	(2.730)	(29.417)	45.967
Total from Investment Operations	12.694	8.339	27.261	(2.105)	(28.980)	46.288
Distributions
Dividends from Net Investment Income	(.639)	(.584)	(.640)	(.447)	(.434)	(.275)
Distributions from Realized Capital Gains	(7.405)	(6.505)	(.281)	(4.088)	(18.816)	(7.813)
Total Distributions	(8.044)	(7.089)	(.921)	(4.535)	(19.250)	(8.088)
Net Asset Value, End of Period	$118.39	$113.74	$112.49	$86.15	$92.79	$141.02
Total Return[2]	11.78%	7.82%	31.76%	-2.24%	-23.00%	46.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,680	$18,418	$18,808	$15,298	$16,157	$20,594
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.28%[4]	0.33%[5]	0.34%[4]	0.34%[4]	0.29%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.56%	0.58%	0.67%	0.42%	0.25%
Portfolio Turnover Rate	26%	51%	35%	40%	44%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.03%, 0.04%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%, 0.28%, 0.34%, and 0.34%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Explorer Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms ArrowMark Colorado Holdings, LLC, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of ArrowMark Colorado Holdings, LLC, and Stephens Investment Management Group, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years. The basic fees of ClearBridge Investments, LLC, and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, provides investment advisory services to a portion of the fund fund as described below; the fund paid Vanguard advisory fees of $587,000 for the six months ended April 30, 2026.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net decrease of $2,838,000 (0.03%) based on performance.
In June 2026, the board of trustees approved T. Rowe Price & Associates, Inc., as an investment advisor to the fund, replacing ArrowMark Colorado Holdings, LLC. T. Rowe Price & Associates, Inc., will manage approximately 17.5% of the fund. This advisor change could result in portfolio transactions that may generate capital gains distributions.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $473,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $20,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,267,655	—	95	21,267,750
Temporary Cash Investments	485,522	107,000	—	592,522
Total	21,753,177	107,000	95	21,860,272
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,324	—	—	5,324
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,691,799
Gross Unrealized Appreciation	7,297,469
Gross Unrealized Depreciation	(1,123,672)
Net Unrealized Appreciation (Depreciation)	6,173,797
G.	During the six months ended April 30, 2026, the fund purchased $5,245,199,000 of investment securities and sold $6,434,298,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $3,971,000 and sales were $5,885,000, resulting in net realized loss of $3,653,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,905	492	194,951	1,648
Issued in Lieu of Cash Distributions	132,606	1,132	187,377	1,630
Redeemed	(318,818)	(2,654)	(1,321,256)	(12,115)
Net Increase (Decrease)—Investor Shares	(127,307)	(1,030)	(938,928)	(8,837)
Admiral Shares
Issued	1,341,957	11,838	1,833,923	17,083
Issued in Lieu of Cash Distributions	1,207,271	11,091	1,092,290	10,222
Redeemed	(2,104,040)	(18,625)	(3,483,208)	(32,570)
Net Increase (Decrease)—Admiral Shares	445,188	4,304	(556,995)	(5,265)

Explorer Fund
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	304,600	NA1	NA1	(4)	(31)	5,061	—	485,522
Vanguard Small-Cap ETF	267,713	387,144	617,933	50,980	(23,639)	1,874	—	64,265
Total	572,313	387,144	617,933	50,976	(23,670)	6,935	—	549,787
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q242 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.